ICM SMALL COMPANY PORTFOLIO - ICM SMALL COMPANY PORTFOLIO	Mar. 01, 2017
Prospectus [Line Items]
Supplement [Text Block]

THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO

(THE "FUND")

SUPPLEMENT DATED MARCH 1, 2017

TO THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION ("SAI"),

EACH DATED MARCH 1, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On or around May 10, 2017 (the "Effective Date"), the 80% investment policy of the Fund will change as follows:

	CURRENT	NEW
80% INVESTMENT POLICY	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of companies that have market capitalizations that are under $2 billion at the time of purchase.	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of companies that have market capitalizations within the range of the Russell 2000 Value Index at the time of purchase.

Accordingly, until the Effective Date, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1. THE FIRST SENTENCE OF THE "PRINCIPAL INVESTMENT STRATEGY" SECTION OF THE SUMMARY PROSPECTUS AND PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of companies that have market capitalizations that are under $2 billion at the time of purchase.

2. THE LAST PARAGRAPH IN THE "INVESTMENT POLICIES OF THE FUND" SECTION OF THE SAI IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Further, the Fund may not change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of companies that have market capitalizations that are under $2 billion at the time of purchase, without 60 days' prior written notice to shareholders.

Supplement Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. ICM-SK-007-0100